Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,713,000
Previously Paid Amount	0.00
Total Fee Amount	788.97
Total Offset Amount	0.00
Net Fee	788.97
Narrative - Max Aggregate Offering Price	$ 5,713,000
Final Prospectus	true